Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lessee, operating lease, remaining lease term	9 years 2 months 12 days
Operating lease, expense	$ 2.0	$ 1.5	$ 4.3
Operating lease, payments	$ 1.0	$ 0.9	$ 2.6